Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories
5.          Inventories:
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Bunkers	781	-
Lubricants	1,573	1,559
Total	2,354	1,559